Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
(13)	Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,600, $1,594 and $1,655 during 2011, 2010 and 2009, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2011 were as follows:

Operating leasing
Year ending December 31:
2012	$1,508
2013	1,413
2014	1,428
2015	1,380
2016 and thereafter	1,656

Total	$7,385

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TW Credit Facility, 2005-1 Bonds and 2011-1 Bonds and Secured Debt Facility. The total balance of these restricted cash accounts was $45,858 and $15,034 as of December 31, 2011 and 2010, respectively.

(c)	Trading Container Purchase Commitment

The Company entered into an agreement in November 2011 with a shipping line to purchase up to $18,730 of containers to be resold. The agreement expires at the earlier of November 2012 or when all of the equipment has been delivered and at December 31, 2011 $9,278 of containers remain to be delivered.

(d)	Container Commitments

At December 31, 2011, the Company had placed orders with manufacturers for containers to be delivered subsequent to December 31, 2011 in the total amount of $34,121.